Borrowings - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding borrowings under facility	$ 105,012,000,000	$ 112,368,000,000
Issuance of unsecured debt	$ 1,600,000,000	$ 1,300,000,000	$ 500,000,000
Private Education Loan Securitizations [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member]
Debt Instrument [Line Items]
Amount of asset-backed securitization repurchase facility			$ 2,500,000,000
Private Education Refinance Loan [Member] | Private Education Loan Abcp Borrowings [Member]
Debt Instrument [Line Items]
Facility maturity date	2018-10
Maximum unused capacity	$ 328,000,000
Maximum borrowing capacity	750,000,000
FFELP Loan - Other Facilities [Member]
Debt Instrument [Line Items]
Outstanding borrowings under facility	8,400,000,000
Assets securing facility	9,400,000,000
Maximum unused capacity	2,400,000,000
Unencumbered Loans	700,000,000
Private Education Loan Abcp Borrowings [Member]
Debt Instrument [Line Items]
Outstanding borrowings under facility	2,400,000,000
Assets securing facility	3,100,000,000
Maximum unused capacity	925,000,000
Unencumbered Loans	$ 2,500,000,000
Minimum [Member] | FFELP Loan - Other Facilities [Member]
Debt Instrument [Line Items]
Facility maturity date	2018-11
Minimum [Member] | Private Education Loan Abcp Borrowings [Member]
Debt Instrument [Line Items]
Facility maturity date	2018-06
Maximum [Member] | FFELP Loan - Other Facilities [Member]
Debt Instrument [Line Items]
Facility maturity date	2021-01
Maximum [Member] | Private Education Loan Abcp Borrowings [Member]
Debt Instrument [Line Items]
Facility maturity date	2020-06